SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Six Months Ended June 30,
(US$ MILLIONS)	2025	2024
Net interest paid (received)	$266	$353
Net income taxes paid (received)	14	50

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2025	2024
Accounts and other receivable	$70	$(101)
Inventory	(7)	(5)
Other assets	(53)	(111)
Accounts payable and other	(30)	120
Changes in non-cash working capital, net	$(20)	$(97)